Wells, Pipelines, Properties, Plant and Equipment, Net - Additional Information (Detail) $ in Thousands		12 Months Ended
		Dec. 31, 2021 USD ($) Exchange_Rate Barrels	Dec. 31, 2021 MXN ($) Exchange_Rate Barrels	Dec. 31, 2020 USD ($) Exchange_Rate Barrels	Dec. 31, 2020 MXN ($) Exchange_Rate Barrels	Dec. 31, 2019 USD ($) Exchange_Rate Barrels		Dec. 31, 2019 MXN ($) Exchange_Rate Barrels		Dec. 31, 2018 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment (reversal of impairment) of wells, pipelines, properties, plant and equipment, net		$ (58,814)	$ (1,210,595,000)		$ (36,353,700,000)			$ (31,283,154,000)
Impairment			(64,475,573,000)		(103,736,696,000)			(139,056,243,000)
Reversal of impairment			$ 63,264,978,000		$ 67,382,996,000			107,773,089,000
Exploration and extraction contracts [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment								$ (9,477,854,000)
Cash generating units of fertilizers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate				9.51%	9.51%	10.15%		10.15%
Impairment					$ (92,444,000)			$ (2,298,775,000)
Cash Generating Units of PMI NASA [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment								(515,411,000)
Discount rate		15.81%	15.81%	16.94%	16.94%
Average useful life		17 years	17 years
Recoverable amount of the flotels			$ 3,747,142,000
Pemex exploration and production [member]
Disclosure of detailed information about property, plant and equipment [line items]
Foreign exchange rate | Exchange_Rate		20.5835	20.5835	19.9478	19.9478
Exchange rate effect amount			$ 13,361,080,000
Flotel Reforma Pemex [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment								(1,146,278,000)
Cerro de la Pez Flotel [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment								630,866,000
Pemex exploration and production [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment (reversal of impairment) of wells, pipelines, properties, plant and equipment, net			34,562,831,000		$ 35,031,541,000			$ (104,035,887,000)
Discount rate				6.23%	6.23%	6.18%		6.18%
Impairment			(28,140,777,000)		$ (31,882,681,000)			$ (133,523,711,000)
Reversal of impairment			$ 62,703,608,000		$ 66,914,222,000			$ 29,487,824,000
Useful life		25 years	25 years
Production forecast | Barrels		7,341	7,341	6,731	6,731	7,123		7,123
Foreign exchange rate				3,844,410	3,844,410	18.8452		18.8452		19.6829
Percentage of decrease in discount rate		9.45%	9.45%	10.83%	10.83%
Negative Effect From Decrease In Production								$ (225,019,093,000)
Negative Effect From Decrease In Prices								(58,110,000,000)
Increase Decrease in exchange rate					$ 19,948.7000			18,845.2000
Negative Effect From Decrease In Exchange Rate								(15,307,000,000)
Increase decrease in discount					74,428,069,000			120,821,000,000
Net benefit from lower income in production profile								17,258,000,000
Positive Effect From Decrease In Production			$ 143,823,094,000		50,763,557,000
Effect Of Increase Decrease In Volume Of Crude Oil					33,784,306,000
Positive Effect Due To Increase Decrease In Exchange Rate Amount					$ 21,067,337,000
Discount rate		6.89%	6.89%	6.23%	6.23%
Positive effect due to increase decrease in discount rate			$ 624,875,000
Decrease In Production			34,944,968,000
Higher transportation and distribution costs			67,992,525,000
Negative tax effect due to higher income			18,119,284,000
Impairment (reversal of impairment)			371,690,399,000		$ 351,554,775,000			411,836,519,000
Pemex exploration and production [member] | Cost-sharing factors [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment								65,799,060,000
Pemex exploration and production [member] | Drilling equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment			$ (2,189,440,000)
Pemex exploration and production [member] | Ek Balam block [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		100.00%	100.00%
Pemex exploration and production [member] | Twenty two cuenca salina [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		27.50%	27.50%
Pemex exploration and production [member] | Block Trion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		60.00%	60.00%
Pemex exploration and production [member] | Miquetla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		49.00%	49.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Block 16 of Tampico Misantla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		40.00%	40.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Block 17 of Tampico Misantla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		40.00%	40.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Block 18 of Tampico Misantla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area		80.00%	80.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Block 29 Cuenca del Sureste [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		100.00%	100.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Block 32 Cuenca del Sureste [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area		50.00%	50.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Block 33 Cuenca del Sureste [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area		50.00%	50.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Block 35 Cuenca del Sureste [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area		50.00%	50.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Santuario y El Golpe [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area		64.00%	64.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Mision block [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area		51.00%	51.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Ebano [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area		45.00%	45.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Block 2 of Tampico Misantla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		50.00%	50.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Block 8 Cuenca del Sureste [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		50.00%	50.00%
Pemex exploration and production [member] | Licenses [member] | Block Three [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contract behalf		27.50%	27.50%
Pemex exploration and production [member] | Licenses [member] | Eighteen, Cordilleras Mexicanas [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		100.00%	100.00%
Pemex exploration and production [member] | Licenses [member] | Cardenas Mora [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		50.00%	50.00%
Pemex exploration and production [member] | Licenses [member] | Ogarrio field [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		50.00%	50.00%
Pemex exploration and production [member] | Licenses [member] | Plegado Perdido block five [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		100.00%	100.00%
Pemex exploration and production [member] | Cash generating units of fertilizers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment								(104,035,887,000)
Pemex industrial transformation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment (reversal of impairment) of wells, pipelines, properties, plant and equipment, net			$ (32,153,192,000)		(71,761,571,000)			42,243,942,000
Impairment			(32,714,562,000)		(71,761,571,000)			(1,275,480,000)
Reversal of impairment			$ 561,370,000					43,519,422,000
Foreign exchange rate | Exchange_Rate		20.5835	20.5835	19.9487	19.9487
Increase Decrease in exchange rate								18,845.2000		$ 19,682.9000
Impairment (reversal of impairment)		$ (32,153,192)	$ 192,230,147,000	$ (71,761,571)	$ 197,332,486,000	$ 42,243,942		$ 144,971,590,000
Pemex industrial transformation [member] | Refining [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate		9.45%	9.45%	10.83%	10.83%	11.47%		11.47%
Foreign exchange rate | Exchange_Rate		20.5835	20.5835	19.9487	19.9487	18.8452		18.8452
Percentage of increase in discount rate						0.03%		0.03%
Percentage of decrease in discount rate				0.64%	0.64%
Pemex industrial transformation [member] | Gas [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate		10.15%	10.15%	9.76%	9.76%	10.22%		10.22%
Foreign exchange rate | Exchange_Rate		20.5835	20.5835	19.9487	19.9487	18.8452		18.8452
Percentage of increase in discount rate						0.09%		0.09%
Percentage of decrease in discount rate				0.46%	0.46%
Pemex industrial transformation [member] | Petrochemicals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate		8.63%	8.63%	9.76%	9.76%	8.61%	[1]	8.61%	[1]
Foreign exchange rate | Exchange_Rate		20.5835	20.5835	19.9487	19.9487	18.8452	[1]	18.8452	[1]
Percentage of increase in discount rate				1.15%	1.15%
Percentage of increase in discount rate						0.06%		0.06%
Pemex industrial transformation [member] | Ethylene [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	[1]	8.63%	8.63%	8.29%	8.29%
Foreign exchange rate | Exchange_Rate	[1]	20.5835	20.5835	19.9487	19.9487
Percentage of increase in discount rate				0.26%	0.26%	0.50%		0.50%
DEUTSCHE Erdoel Mxico S. de R.L. de C.V. [member] | Exploration and extraction contracts [member] | Block 16 of Tampico Misantla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		40.00%	40.00%
DEUTSCHE Erdoel Mxico S. de R.L. de C.V. [member] | Exploration and extraction contracts [member] | Block 17 of Tampico Misantla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		40.00%	40.00%
CEPSA E.P. Mxico S. de R.L. de C.V [member] | Exploration and extraction contracts [member] | Block 16 of Tampico Misantla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		20.00%	20.00%
CEPSA E.P. Mxico S. de R.L. de C.V [member] | Exploration and extraction contracts [member] | Block 17 of Tampico Misantla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		20.00%	20.00%
CEPSA E.P. Mxico S. de R.L. de C.V [member] | Exploration and extraction contracts [member] | Block 18 of Tampico Misantla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area		20.00%	20.00%
PETROFAC [member] | Exploration and extraction contracts [member] | Santuario y El Golpe [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area		36.00%	36.00%
Servicios Mltiples de Burgos [member] | Exploration and extraction contracts [member] | Mision block [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area		49.00%	49.00%
Servicios Mltiples de Burgos [member] | Exploration and extraction contracts [member] | Ebano [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area		54.99%	54.99%
D&S Petroleum S.A. de C.V. [member] | Exploration and extraction contracts [member] | Ebano [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area		0.01%	0.01%
Chevron [member] | Twenty two cuenca salina [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		37.50%	37.50%
Chevron [member] | Licenses [member] | Block Three [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contract behalf		37.50%	37.50%
Inpex [member] | Twenty two cuenca salina [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		35.00%	35.00%
Inpex [member] | Licenses [member] | Block Three [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contract behalf		35.00%	35.00%
BHP Billiton [member] | Block Trion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		40.00%	40.00%
Petrolera Cardenas Mora, S. A. P. I. de C. V. [member] | Licenses [member] | Cardenas Mora [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		50.00%	50.00%
DEA Erdoel [member] | Licenses [member] | Ogarrio field [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		50.00%	50.00%
Operadora de Campos DWF, S.A. de C.V. [member] | Miquetla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		51.00%	51.00%
Shell Exploracion y Extraccion de Mxico, S.A. de C.V..[member] | Plegado Perdido block two [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		50.00%	50.00%
Pemex logistics [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment (reversal of impairment) of wells, pipelines, properties, plant and equipment, net			$ (3,161,108,000)		$ 426,560,000			$ 34,119,240,000
Discount rate		12.57%	12.57%	11.97%	11.97%	11.94%		11.94%		13.55%
Impairment			$ (3,161,108,000)
Reversal of impairment					426,560,000			34,119,240,000
Cost Of Losses From Fuel Substraction								4,644,846,000		$ 39,388,055,000
Impairment (reversal of impairment)			$ (3,161,108,000)		$ 426,560,000			$ 34,119,240,000

[1]	** This entity was merged into Pemex Industrial Transformation on July 1, 2019.